LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Borrowings [Abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	Terronera Debt Facility	Equipment Financing	Kolpa Loans	Total
Loan currency	USD	USD	USD
Year of maturity	2031	2029	2028
Balance at December 31, 2023	$-	$8.5	$-	$8.5

Loan drawdowns	120.0	3.5	-	123.5
Applied deferred financing fees	(8.8)	-	-	(8.8)
Finance cost	7.2	0.4	-	7.6
Repayments of principal	-	(4.1)	-	(4.1)
Payments of interest	(3.7)	(0.4)	-	(4.1)
Balance at December 31, 2024	$114.7	$7.9	$-	$122.6

Loan drawdowns	15.0	4.0	-	19.0
Assumed on business acquisition	0.0	1.1	24.7	25.8
Finance cost	18.4	0.7	1.4	20.5
Repayments of principal (note 10)	(130.0)	(5.3)	(24.3)	(159.6)
Payments of interest	(13.1)	(0.7)	(1.8)	(15.6)
Balance at December 31, 2025	$5.0	$7.7	$-	$12.7

Less: Current portion of loans payable	5.0	3.8	-	8.8
Balance: Non-current loans payable	$-	$3.8	$-	$3.9